                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2001


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):      [    ]   is a restatement.
                                            [    ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Shadwell Capital, LC

Address:      321 East Main Street
              Charlottesville, VA  22902


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (804) 977-1888

Signature, Place, and Date of Signing:
/s/ Dan Oakey                           Charlottesville, VA     August 9, 2001
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                    --------

Form 13F Information Table Entry Total:              34
                                                    --------
Form 13F Information Table Value Total:             $140,613
                                                    --------
                                                    (thousands)




List of Other Included Managers:

None

   FORM 13F INFORMATION TABLE - SHADWELL CAPITAL LC (QUARTER ENDED 6/30/2001)

                                                                                                     COLUMN 7          COLUMN 8
                                                                                                     --------  ---------------------
      COLUMN 1                     COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     OTHER        VOTING AUTHORITY
------------------------------     --------  --------   --------  --------------------  ----------   --------  ---------------------
NAME OF ISSUER                     TITLE OF  CUSIP     VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER     SOLE     SHARED  NONE
                                   CLASS               (X1000)  AMOUNT       PRN  CALL  DISCRETION   MANAGERS
ALLMERICA FINANCIAL CORP           COMMON   019754100  5,681    98,800       SH         SOLE                   98,800
AMERICAN INTERNATIONAL GROUP       COMMON   026874107  2,805    33,000       SH         SOLE                   33,000
AMERUS GROUP CO                    COMMON   03072M108  2,483    70,000       SH         SOLE                   70,000
BERKLEY W R CORP                   COMMON   084423102  99       2,400        SH         SOLE                   2,400
BERKSHIRE HATHAWAY INC /DE/        COMMON   084670108  6,315    91           SH         SOLE                   91
COMMERCE BANCSHARES INC            COMMON   200525103  6,867    186,100      SH         SOLE                   186,100
CULLEN FROST BANKERS INC           COMMON   229899109  6,516    192,500      SH         SOLE                   192,500
CINCINNATI FINANCIAL CORP          COMMON   172062101  5,585    141,400      SH         SOLE                   141,400
DELPHI FINANCIAL GROUP INC         CLASS A  247131105  4,343    112,800      SH         SOLE                   112,800
ERIE INDEMNITY CO                  CLASS A  29530P102  991      33,300       SH         SOLE                   33,300
FLEETBOSTON FINL CORP              COMMON   339030108  7,456    189,000      SH         SOLE                   189,000
FIRST MERIT CORP                   COMMON   337915102  3,802    144,000      SH         SOLE                   144,000
FULTON FINANCIAL CORP              COMMON   360271100  2,560    125,100      SH         SOLE                   125,100
FIRST VIRGINIA BANKS INC           COMMON   337477103  4,995    106,000      SH         SOLE                   106,000
GREATER BAY BANCORP                COMMON   391648102  1,611    64,500       SH         SOLE                   64,500
GOLDMAN SACHS GROUP INC            COMMON   38141G104  4,033    47,000       SH         SOLE                   47,000
HUNTINGTON BANCSHARES INC          COMMON   446150104  3,890    237,900      SH         SOLE                   237,900
HCC INSURANCE HOLDINGS INC         COMMON   404132102  4,476    182,700      SH         SOLE                   182,700
HIBERNIA CORP                      CLASS A  428656102  6,034    339,000      SH         SOLE                   339,000
JP MORGAN CHASE & CO               COMMON   46625H100  7,071    159,000      SH         SOLE                   159,000
KEYCORP /NEW/                      COMMON   493267108  5        200          SH         SOLE                   200
MERCURY GENERAL CORP               COMMON   589400100  1,469    42,000       SH         SOLE                   42,000
MID-STATE BANCSHARES               COMMON   595440108  1,879    103,000      SH         SOLE                   103,000
MARSHALL & ILSLEY CORP             COMMON   571834100  6,791    126,000      SH         SOLE                   126,000
MERCANTILE BANK SHARES CORP        COMMON   587405101  5,928    151,500      SH         SOLE                   151,500
NATIONAL COMMERCE FINANCIAL CORP   COMMON   63545P104  4,521    185,500      SH         SOLE                   185,500
KNIGHT/TRADING GROUP               COMMON   499063105  3,310    309,600      SH         SOLE                   309,600
BANK ONE CORP                      COMMON   06423A103  7,733    216,000      SH         SOLE                   216,000
SAFECO CORP                        COMMON   786429100  3,171    107,500      SH         SOLE                   107,500
STERLING BANCSHARES INC            COMMON   858907108  1,425    74,300       SH         SOLE                   74,300
CHARLES SCHWAB CORP                COMMON   808513105  3,890    247,000      SH         SOLE                   247,000
STILWELL FINANCIAL INC             COMMON   860831106  3,155    94,000       SH         SOLE                   94,000
WELLS FARGO & CO                   COMMON   949746101  7,429    160,000      SH         SOLE                   160,000
ZENITH NATIONAL INSURANCE          COMMON   989390109  2,295    85,000       SH         SOLE                   85,000